Interest expense and finance costs	6 Months Ended
Jun. 30, 2018
Interest Expense And Finance Costs [Abstract]
Interest expense and finance costs
6.	Interest expense and finance costs

	Six months ended
	Jun 30, 2018	Jun 30, 2017
Interest incurred	10,730,988	8,826,263
Amortization of deferred finance fees	1,196,203	1,253,898
Write-off of deferred finance fees in relation to refinancing	414,897	524,123
	12,342,088	10,604,284